Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Section 953(a) of the
Dodd-Frank
Wall Street Reform and Consumer Protection Act, and Item 402(v) of
Regulation S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the company. The HRC Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” on page 49 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSUs and PSUs. See the “2022 Option Exercises and Stock Vested” table on page 76.

Year	PEO				Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (MM) (7)
	Summary Compensation Table Total (1)		Compensation Actually Paid (2)							Company- Selected Performance Measure
	PEO 1 Robin Vince ($)	PEO 2 Todd Gibbons ($)	PEO 1 Robin Vince ($)	PEO 2 Todd Gibbons ($)			Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)		ROTCE (8)

2022	11,203,469	14,120,046	9,551,417	10,984,534	8,681,348	7,846,962	98.94	118.77	$2,560	21.0%

2021	N/A	14,128,042	N/A	26,895,557	6,530,187	9,933,878	122.36	132.75	$3,771	17.6%

2020	N/A	9,390,555	N/A	5,322,466	5,230,863	3,281,334	87.08	98.31	$3,626	17.8%

(1)
The dollar amounts reported for Mr. Vince and Mr. Gibbons under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Vince and Mr. Gibbons for each corresponding year in the “Total” column of the Summary Compensation Table as reflected on page
 72.

(2)
The dollar amounts reported for Mr. Vince and Mr. Gibbons under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Vince and Mr. Gibbons, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vince or Mr. Gibbons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Vince’s and Mr. Gibbons’ total compensation for each year to determine the compensation actually paid:

	Robin Vince	Todd Gibbons
	2022	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$11,203,469	$14,120,046	$14,128,042	$9,390,555

Pension values reported in SCT	$—	$(201,571)	$—	$(297,241)

Fair value of equity awards granted during fiscal year	$(6,706,317)	$(10,268,822)	$(9,135,074)	$(4,535,332)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—

Fair value of equity compensation granted in current year—value at end of year-end	$5,256,864	$8,070,700	$15,832,016	$2,251,228

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$419,475	$(638,638)	$349,404	$(1,149,622)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(720,974)	$(331,157)	$5,569,415	$(466,199)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$98,900	$233,977	$151,754	$129,077

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—

Compensation Actually Paid to CEO	$9,551,417	$10,984,534	$26,895,557	$5,322,466

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Emily Portney, Bridget Engle, Roman Regelman and Dermot McDonogh; (ii) for 2021, Robin Vince, Emily Portney, Bridget Engle and Senthil Kumar; and (iii) for 2020, Robin Vince, Emily Portney, Bridget Engle, Catherine Keating, Michael Santomassimo and Mitchell Harris.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2022	2021	2020

Total Compensation as reported SCT	$8,681,348	$6,530,187	$5,230,863

Pension values reported in SCT	—	—	$(3,687)

Fair value of equity awards granted during fiscal year	$(6,100,088)	$(2,739,608)	$(3,528,076)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—

Fair value of equity compensation granted in current year—value at end of year-end	$5,543,061	$4,713,918	$2,161,550

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$24,185	$(18,917)	$(176,788)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(343,054)	$1,419,902	$(21,448)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$41,510	$28,397	$27,906

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	$(408,987)

Compensation Actually Paid to NEO	$7,846,962	$9,933,878	$3,281,334

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Financials Index.

(7)
2022 net income includes net loss of $(1,378)M from notable items due to impact of goodwill impairment, net loss from repositioning the securities portfolio, severance expense, litigation reserves, accelerated amortization of deferred costs for depositary receipts services related to Russia and net gains on disposals.

(8)	Return on Tangible Common Equity is shown on an operating basis as adjusted for notable items disclosed externally.

Company Selected Measure Name	Return on Tangible Common Equity
Named Executive Officers, Footnote [Text Block]	The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Emily Portney, Bridget Engle, Roman Regelman and Dermot McDonogh; (ii) for 2021, Robin Vince, Emily Portney, Bridget Engle and Senthil Kumar; and (iii) for 2020, Robin Vince, Emily Portney, Bridget Engle, Catherine Keating, Michael Santomassimo and Mitchell Harris.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published industry index: S&P 500 Financials Index
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported for Mr. Vince and Mr. Gibbons under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Vince and Mr. Gibbons, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vince or Mr. Gibbons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Vince’s and Mr. Gibbons’ total compensation for each year to determine the compensation actually paid:

	Robin Vince	Todd Gibbons
	2022	2022	2021	2020

Total Compensation as reported in Summary Compensation Table (SCT)	$11,203,469	$14,120,046	$14,128,042	$9,390,555

Pension values reported in SCT	$—	$(201,571)	$—	$(297,241)

Fair value of equity awards granted during fiscal year	$(6,706,317)	$(10,268,822)	$(9,135,074)	$(4,535,332)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—

Fair value of equity compensation granted in current year—value at end of year-end	$5,256,864	$8,070,700	$15,832,016	$2,251,228

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$419,475	$(638,638)	$349,404	$(1,149,622)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(720,974)	$(331,157)	$5,569,415	$(466,199)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$98,900	$233,977	$151,754	$129,077

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—

Compensation Actually Paid to CEO	$9,551,417	$10,984,534	$26,895,557	$5,322,466

Non-PEO NEO Average Total Compensation Amount	$ 8,681,348	$ 6,530,187	$ 5,230,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,846,962	9,933,878	3,281,334
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages
	2022	2021	2020

Total Compensation as reported SCT	$8,681,348	$6,530,187	$5,230,863

Pension values reported in SCT	—	—	$(3,687)

Fair value of equity awards granted during fiscal year	$(6,100,088)	$(2,739,608)	$(3,528,076)

Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	—	—	—

Fair value of equity compensation granted in current year—value at end of year-end	$5,543,061	$4,713,918	$2,161,550

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$24,185	$(18,917)	$(176,788)

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(343,054)	$1,419,902	$(21,448)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$41,510	$28,397	$27,906

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	$(408,987)

Compensation Actually Paid to NEO	$7,846,962	$9,933,878	$3,281,334

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Pai d and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually P aid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually P aid and ROTCE
Tabular List [Table Text Block]
•	Return on Tangible Common Equity (ROTCE);

•	Total Revenue; and

•	Operating Earnings Per Share (OEPS).

Total Shareholder Return Amount	$ 98.94	122.36	87.08
Peer Group Total Shareholder Return Amount	118.77	132.75	98.31
Net Income (Loss)	$ 2,560,000,000	$ 3,771,000,000	$ 3,626,000,000
Company Selected Measure Amount	0.21	0.176	0.178
Impact of Goodwill Impairment	$ (1,378,000,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Tangible Common Equity (ROTCE)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Earnings Per Share (OEPS)
Robin Vince [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,203,469
PEO Actually Paid Compensation Amount	$ 9,551,417
PEO Name	Mr. Vince
Todd Gibbons [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,120,046	$ 14,128,042	$ 9,390,555
PEO Actually Paid Compensation Amount	$ 10,984,534	26,895,557	5,322,466
PEO Name	Mr. Gibbons
PEO [Member] | Robin Vince [Member] | Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
PEO [Member] | Robin Vince [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,706,317)
PEO [Member] | Robin Vince [Member] | Change in Pension Value Attributable to Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Robin Vince [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,256,864
PEO [Member] | Robin Vince [Member] | Change in Fair Value to Vesting Date for Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	419,475
PEO [Member] | Robin Vince [Member] | Change in Fair Value for Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(720,974)
PEO [Member] | Robin Vince [Member] | Dividends or Other Earnings Paid on Stock or Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,900
PEO [Member] | Robin Vince [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Todd Gibbons [Member] | Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,571)	0	(297,241)
PEO [Member] | Todd Gibbons [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,268,822)	(9,135,074)	(4,535,332)
PEO [Member] | Todd Gibbons [Member] | Change in Pension Value Attributable to Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Todd Gibbons [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,070,700	15,832,016	2,251,228
PEO [Member] | Todd Gibbons [Member] | Change in Fair Value to Vesting Date for Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(638,638)	349,404	(1,149,622)
PEO [Member] | Todd Gibbons [Member] | Change in Fair Value for Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(331,157)	5,569,415	(466,199)
PEO [Member] | Todd Gibbons [Member] | Dividends or Other Earnings Paid on Stock or Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	233,977	151,754	129,077
PEO [Member] | Todd Gibbons [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(3,687)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,100,088)	(2,739,608)	(3,528,076)
Non-PEO NEO [Member] | Change in Pension Value Attributable to Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,543,061	4,713,918	2,161,550
Non-PEO NEO [Member] | Change in Fair Value to Vesting Date for Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,185	(18,917)	(176,788)
Non-PEO NEO [Member] | Change in Fair Value for Awards, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(343,054)	1,419,902	(21,448)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock or Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,510	28,397	27,906
Non-PEO NEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (408,987)